Cover	Aug. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2024
Entity File Number	333-172172
Entity Registrant Name	STEMTECH CORPORATION
Entity Central Index Key	0001511820
Entity Tax Identification Number	87-2151440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4851 Tamiami Trail North
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(954)
Local Phone Number	715-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false